RESTRUCTURING	12 Months Ended
Mar. 31, 2019
RESTRUCTURING
RESTRUCTURING

26.  RESTRUCTURING

During the year ended March 31, 2018, the Company implemented a restructuring plan to reorganize in its U.S. LegalTech AI business by streamlining its overall cost structure through overhead and infrastructure cost reductions. Restructuring charges incurred under this plan primarily consisted of severance payments, lease exit costs and impairment loss on office fixed assets. Charges and other costs related to the workforce reduction and structure realignment are presented as restructuring charges in the Consolidated Statements of Operations. The Company have substantially completed this restructuring plan by the year ended March 31, 2019.

The following table summarizes restructuring-related activities during the year ended March 31, 2018 and 2019 from continuing operations (in thousands):

	Thousands of Yen
	Termination Benefits		Lease Exist Costs		Office Fixed Asset Impairment		Other		Total
Accrual balance as of March 31, 2017	¥	－	¥	－	¥	－	¥	－	¥	－
Restructuring charge		144,015		272,724		341,578		23,055		781,372
Cash paid		(144,015)		(92,779)		－		(12,153)		(248,947)
Non-cash		－		－		(341,578)		－		(341,578)
Accrual balance as of March 31, 2018	¥	－		¥179,945	¥	－		¥10,902		¥190,847
Restructuring charge		－		－		－		－		0
Cash paid		－		(123,423)		－		－		(123,423)
Non-cash		－		(5,175)		－		773		(4,402)
Accrual balance as of March 31, 2019	¥	－		¥51,347	¥	－		¥11,675		¥63,022

The accrual balances are included in accrued and other current liabilities on the Company’s consolidated balance sheets.